Subsequent Events - Summary of Shares Issued Series C Convertible Preferred Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Apr. 10, 2015	Apr. 02, 2015
Satisfaction of accrued liabilities				$ 16,739	$ 7,200
Series C Convertible Preferred Stock [Member]
Dividends	6,777	0
Satisfaction of accrued liabilities			$ 149,658
Preferred stock shares issued	120,330	60,250	150,426
Series C Convertible Preferred Stock [Member] | Subsequent Event [Member]
Satisfaction of accrued liabilities	$ 1,194
Preferred stock shares issued	30,096
Series C Convertible Preferred Stock [Member] | Subsequent Event [Member] | Securities Purchase Agreements dated March 11, 2016 [Member]
Dividends	22,786
Series C Convertible Preferred Stock [Member] | Subsequent Event [Member] | Quarter Ended December 31, 2015 [Member]
Dividends	2,932
Series C Convertible Preferred Stock [Member] | Subsequent Event [Member] | Quarter ended March 31, 2016 [Member]
Dividends	3,184